Provisions and other non-financial liabilities - Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	$ 364,514	$ 452,772	$ 1,361,199
Changes
Additional provisions	335,937	522,328	1,935,059
Provision used	(318,670)	(570,187)	(2,824,129)
Increase (decrease) in foreign currency exchange	(25)	(218)	(838)
Others	(7,307)	(40,181)	(18,519)
Total Increase (decreases)	9,935	(88,258)	(908,427)
Total provisions, ending balance	374,449	364,514	452,772
Legal complaints
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	9,063	1,301	53,709
Changes
Additional provisions	6,258	17,333	266
Provision used	(2,995)	0	(52,707)
Increase (decrease) in foreign currency exchange	9	134	33
Others	0	(9,705)	0
Total Increase (decreases)	3,272	7,762	(52,408)
Total provisions, ending balance	12,335	9,063	1,301
Provision for dismantling, restoration and rehabilitation cost
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	53,011	58,459	53,995
Changes
Additional provisions	6,451	0	12,127
Provision used	0	0	0
Increase (decrease) in foreign currency exchange	0	0	0
Others	(5,828)	(5,448)	(7,663)
Total Increase (decreases)	623	(5,448)	4,464
Total provisions, ending balance	53,634	53,011	58,459
Other provisions
Disclosure Of Provisions And Other Non-Financial Liabilities [Line Items]
Total provisions, initial balance	302,440	393,012	1,253,495
Changes
Additional provisions	323,228	504,995	1,922,666
Provision used	(315,675)	(570,187)	(2,771,422)
Increase (decrease) in foreign currency exchange	(34)	(352)	(871)
Others	(1,479)	(25,028)	(10,856)
Total Increase (decreases)	6,040	(90,572)	(860,483)
Total provisions, ending balance	$ 308,480	$ 302,440	$ 393,012